SCHEDULE OF LEASE COSTS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease costs	$ 1,292,634	$ 835,042
Short-term lease costs	72,931	221,162
Finance lease costs:
Depreciation	35,651	58,402
Interest on finance lease liabilities	5,801	8,913
Total lease costs	$ 1,407,017	$ 1,123,519